Reconciliation of Financial Statements to Form 5500 - Schedule of Net Assets Available for Benefits Per the Financial Statements to the Form 5500 (Detail) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 77,820,483,784	$ 65,627,337,124
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,871,823	0
Benefits payable	(9,785,264)	(3,303,297)
Net assets per the Form 5500	$ 77,813,570,343	$ 65,624,033,827